Income Taxes - Schedule of Reconciliation of the Statutory Tax Expense (benefit) to Actual Tax Expense (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Effective income tax rate	21.00%
Israel Tax Authority [Member]
Effective income tax rate	23.00%	23.00%